UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10341
                                                     ---------

                     UBS Tamarack International Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   Reba Beeson
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5638
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2007
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM






                                   YEAR ENDED
                               DECEMBER 31, 2007

                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



                                   YEAR ENDED
                                DECEMBER 31, 2007




                                    CONTENTS



Report of Independent Registered Public Accounting Firm...................     1

Statement of Assets, Liabilities and Members' Capital.....................     2

Statement of Operations...................................................     3

Statements of Changes in Members' Capital.................................     4

Statement of Cash Flows ..................................................     5

Notes to Financial Statements.............................................     6

Schedule of Portfolio Investments.........................................    15

[LOGO OMITTED]      / /   Ernst & Young LLP        / /   Phone: (212) 773-3000
                          5 Times Square                         www.ey.com
                          New York, NY  10036-6530



            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE MEMBERS AND BOARD OF DIRECTORS OF
         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Tamarack International Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments as of December 31, 2007, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and the disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Tamarack International Fund, L.L.C. at December 31, 2007, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the two years in the period the ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

February 22, 2008

                 A member firm of Ernst & Young Global Limited

                                                                           UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                             STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2007

------------------------------------------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (cost $1,543,901,061)                                          $ 1,595,253,050
Foreign cash, at value (cost $8,615,649)                                                                 8,616,781
Cash and cash equivalents                                                                               22,748,184
Due from broker                                                                                        208,923,181
Unrealized appreciation on derivative contracts                                                         20,447,110
Receivables:
  Investments sold, not settled                                                                         57,895,787
  Dividends                                                                                              3,893,622
  Interest                                                                                                 163,770
-------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                         1,917,941,485
-------------------------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $748,545,502)                          681,100,023
Unrealized depreciation on derivative contracts                                                         14,924,544
Payables:
  Investments purchased, not settled                                                                    30,159,976
  Withdrawals payable                                                                                    3,960,934
  Dividends                                                                                              2,798,453
  UBS Admin fee                                                                                          1,254,822
  Interest                                                                                                 706,629
  Administration fee                                                                                       217,033
  Professional fees                                                                                        149,097
  Subscriptions received in advance                                                                         50,000
  Other                                                                                                    448,039
-------------------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                                      735,769,550
-------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                         $ 1,182,171,935
-------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                                          $ 1,057,850,769
Accumulated net unrealized appreciation on investments in securities,
 derivative contracts, and other assets and liabilities denominated in foreign currencies              124,321,166
-------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                                   $ 1,182,171,935
-------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.


                                                                           UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                                           STATEMENT OF OPERATIONS

------------------------------------------------------------------------------------------------------------------

                                                                                      YEAR ENDED DECEMBER 31, 2007

------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (less net foreign withholding taxes of $5,010,774)                                         $ 31,736,744
Interest                                                                                                2,931,758
------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                                34,668,502
------------------------------------------------------------------------------------------------------------------

EXPENSES

Interest                                                                                               17,124,451
UBS Admin Fee                                                                                          15,255,806
Dividends                                                                                               9,050,203
Custody fee                                                                                             1,607,121
Administration fee                                                                                      1,289,224
Professional fees                                                                                         502,266
Miscellaneous                                                                                             546,248
------------------------------------------------------------------------------------------------------------------


TOTAL EXPENSES                                                                                         45,375,319
------------------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                                   (10,706,817)
------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS, DERIVATIVE
         CONTRACTS, AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) from:
  Investments long                                                                                    241,562,387
  Investments short                                                                                   (38,895,460)
  Derivative contracts                                                                                (98,354,214)
  Foreign currency transactions                                                                        (3,900,062)
Change in net unrealized appreciation/depreciation from:
  Investments and derivative contracts                                                                 (2,423,244)
------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS, DERIVATIVE CONTRACTS,
  AND FOREIGN CURRENCY TRANSACTIONS                                                                    97,989,407
------------------------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED
  FROM OPERATIONS                                                                                    $ 87,282,590
------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                                                           UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                                         STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                                                                            YEARS ENDED DECEMBER 31, 2007 AND 2006
----------------------------------------------------------------------------------------------------------------------------------

                                                                    MANAGER                   MEMBERS                   TOTAL
----------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2006                                23,648,766                700,318,401              723,967,167

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income (loss)                                         (9,953)                 6,258,371                6,248,418
  Net realized gain from investments, derivative
         contracts and foreign currency transactions                  271,272                100,471,130              100,742,402
  Change in net unrealized appreciation/depreciation
         from investments, derivative contracts, and
         other assets and liabilities denominated in
         foreign currencies                                            77,227                 45,286,595               45,363,822
Incentive allocation                                               30,413,056                (30,413,056)                      --
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                     30,751,602                121,603,040              152,354,642
----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                     --                352,761,320              352,761,320
  Members' withdrawals                                            (22,614,771)               (53,537,112)             (76,151,883)
  Offering costs                                                           (8)                    (3,980)                  (3,988)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
       FROM CAPITAL TRANSACTIONS                                  (22,614,779)               299,220,228              276,605,449
----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2006                            $ 31,785,589            $ 1,121,141,669           $1,152,927,258
----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                 (42,110)               (10,664,707)             (10,706,817)
  Net realized gain from investments, derivative
         contracts and foreign currency transactions                  309,059                100,103,592              100,412,651
  Change in net unrealized appreciation/depreciation
         from investments, derivative contracts, and
         other assets and liabilities denominated in
         foreign currencies                                            32,205                 (2,455,449)              (2,423,244)
Incentive allocation                                               17,736,131                (17,736,131)                      --
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                     18,035,285                 69,247,305               87,282,590
----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                     --                 89,662,499               89,662,499
  Members' withdrawals                                            (31,457,270)              (116,239,957)            (147,697,227)
  Offering costs                                                           (6)                    (3,179)                  (3,185)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
       FROM CAPITAL TRANSACTIONS                                  (31,457,276)               (26,580,637)             (58,037,913)
----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2007                            $ 18,363,598            $ 1,163,808,337           $1,182,171,935
----------------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.


                                                                UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                                STATEMENT OF CASH FLOWS

-------------------------------------------------------------------------------------------------------

                                                                           YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                               $     87,282,590
Adjustments to reconcile net increase in Members' capital derived from operations to net cash provided by operating activities:
Purchases of investments                                                                 (8,961,263,428)
Proceeds from disposition of investments                                                  8,787,117,915
Proceeds received from short sales                                                        3,995,583,397
Cost to cover short sales                                                                (3,473,075,541)
Net realized gain from investments                                                         (202,666,927)
Change in net unrealized appreciation/depreciation from investments                           2,423,244
  and derivative contracts:
  Changes in assets and liabilities:
    (Increase) decrease in assets:
       Due from broker                                                                     (136,303,768)
       Investments sold, not settled                                                        (57,895,787)
       Dividends                                                                             (2,957,904)
       Interest                                                                                 (36,926)
       Other                                                                                      3,392
    Increase (decrease) in payables:
      Investments purchased, not settled                                                     30,159,976
      Dividends                                                                               2,768,341
      UBS Admin Fee                                                                             103,888
      Interest                                                                                  513,025
      Administration fee                                                                          8,567
      Professional fees                                                                         (73,749)
      Other                                                                                     481,213
--------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                    72,171,518

CASH FLOWS FROM FINANCING ACTIVITIES
Members' subscriptions                                                                       88,838,999
Manager withdrawals                                                                         (31,457,270)
Members' withdrawals                                                                       (114,323,118)
Offering costs                                                                                   (3,185)
--------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                       (56,944,574)

Net increase in cash and cash equivalents                                                    15,226,944
Cash and cash equivalents--beginning of year                                                  7,521,240
--------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                                 $   22,748,184
--------------------------------------------------------------------------------------------------------

Supplemental cash flows disclosure:
      Interest paid                                                                    $   16,600,280
--------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2007

--------------------------------------------------------------------------------

1.   ORGANIZATION

     UBS Tamarack International Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 14, 2001. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund will seek to achieve its investment objective by investing, both long and short, primarily in equity securities of foreign issuers, with emphasis on mid-sized capitalization issuers in the developed markets outside the United States. The Fund commenced operations on July 2, 2001.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Tamarack Management, L.L.C. (the "Adviser"), a Delaware limited liability company, to provide investment advice to the Fund.

     The Adviser is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and Reach Capital Management L.L.C. ("RCMLLC"). UBSFA is the Managing Member of the Adviser and is a direct, wholly-owned subsidiary of UBS
     Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by RCMLLC manage the Fund's investment portfolio on behalf of the Adviser under the oversight of UBSFA's personnel. RCMLLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

     Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges.

     Listed options are valued using the last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2007

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

     If market quotations are not readily available, the securities and options described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities as of December 31, 2007.

     Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

     All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

     On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith, pursuant to policies established by the Directors.

     Foreign-denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2007

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION (CONTINUED)

     held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

     C.   FUND COSTS

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

     D.   INCOME TAXES

     The Fund has reclassified $10,706,817 and $100,412,651 from accumulated net investment loss and accumulated net realized gain on investments and foreign currency transactions, respectively, to net capital contributions during the year ended December 31, 2007. The reclassification was to reflect, as an adjustment to net contributions, the amount of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

     In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2003 - 2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

     Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2007

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

     F.   USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly fee (the "UBS Admin Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Adviser's capital account. The UBS Admin Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital account, excluding the Adviser's capital account. A portion of the UBS Admin Fee is paid by UBSFA to RCMLLC.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund. The Fund also may distribute interests through brokers or dealers with which it has entered into distribution agreements. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the year ended December 31, 2007, UBS FSI and its affiliates earned brokerage commissions of $2,692,921 from portfolio transactions executed on behalf of the Fund.

     The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBS Admin Fee which is similarly allocated to all Members other than the Adviser as described above. Upon a Member's withdrawal from the Fund and generally, at the end of each fiscal year thereafter, the Adviser is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as net increase in Member Capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2007

--------------------------------------------------------------------------------

3.   RELATED PARTY TRANSACTIONS (CONTINUED)

     The Incentive Allocation for the years ended December 31, 2007 and December 31, 2006 was $17,736,131 and $30,413,056, respectively, and has been recorded as an increase to the Adviser's capital account; such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

     Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year in March and September. A Member's interest, or portion thereof, in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

     Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the year ended December 31, 2007 were $19,784, which is included in miscellaneous expense.

     As described in the private placement memorandum, certain brokerage arrangements provide that RCMLLC receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by RCMLLC for research and related services that would then be paid for, or provided by, the broker. The research services obtained by RCMLLC through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by RCMLLC.

4.   ADMINISTRATION AND CUSTODIAN FEES

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

     PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2007

--------------------------------------------------------------------------------

5.   SECURITIES TRANSACTIONS

     Aggregate  purchases and proceeds from sales of investment  securities  for the year ended December 31, 2007 amounted to $12,438,313,723 and $12,774,331,269, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $3,473,075,541 and $3,995,583,397, respectively.

     At  December  31,  2007,  the tax  basis of  investments  was  $809,959,620 resulting in accumulated net unrealized appreciation on investments of $112,810,188 which consists of $204,101,518 gross unrealized appreciation and $91,291,330 gross unrealized depreciation. The difference between the book and tax basis investments is primarily attributable to wash sales.

6.   DUE TO BROKERS

     The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the custodian. For the year ended December 31, 2007, the Fund's average interest rate paid on borrowings was 5.80% per annum and the average borrowings outstanding were $182,178,049. The Fund had no borrowings outstanding at December 31, 2007. Interest expense, relating to borrowings, for the year ended December 31, 2007 was $10,553,259 of which $706,629 was payable at year end.

7.   DUE FROM BROKERS

     Securities sold, not yet purchased represent obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker. The Fund pledges securities in an account at PFPC Trust, Inc. and Citibank, for the benefit of the prime broker, to meet margin's requirement as determined by the prime broker.

8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     Derivative   contracts  serve  as  components  of  the  Fund's   investment
     strategies and are utilized to structure and hedge investments to enhance performance and reduce risk to the Fund as well as for speculative

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2007

--------------------------------------------------------------------------------

8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     purposes  and  other  independent  profit  opportunities.   The  derivative
     contracts that the Fund holds include foreign currency forwards and futures contracts, options, and swaps.

     Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

     Swaps represent agreements that obligate two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or otherwise determined notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Therefore, amounts required for the future satisfaction of the swap may be greater or less than the amount recorded. The ultimate gain or loss depends upon the price or rate at which the underlying financial instrument of the swap is valued at the swap's settlement date. The Fund is subject to the market risk associated with changes in the value of the underlying asset, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized on the Statement of Assets, Liabilities and Members' Capital. The unrealized gain or loss, rather than the contract amount, represents the approximate cash to be received or paid, respectively. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. For the year ended December 31, 2007, the Fund held no swap agreements.

     The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     During the year ended December 31, 2007, the Fund did not trade any futures contracts or engage in option transactions.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2007

--------------------------------------------------------------------------------

8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     The following table reflects the fair value of the Fund's derivative financial instruments included in the Statement of Assets, Liabilities and Members' Capital. The values shown below are before taking into effect offsetting permitted under FASB Interpretation No. 39, "Offsetting of Amounts Related to Certain Contracts", and do not include the effects of collateral held or pledged.

                                                        FAIR VALUE AT
                                                      DECEMBER 31, 2007
                                             ----------------------------------
                                                ASSETS             LIABILITIES
                                             ------------         -------------
       Currency forwards - appreciation         2,226,676           18,220,434
       Currency forwards - depreciation       (12,314,518)          (2,610,026)
                                             ------------          -----------
                                             ($10,087,842)         $15,610,408
                                             ============          ===========

9.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels the likelihood of such an event is remote.

10.  NEW ACCOUNTING PRONOUNCEMENTS

     On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management believes that the application of FAS 157 will not have a material impact on the Fund's financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2007

--------------------------------------------------------------------------------

11.  FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                          YEARS ENDED DECEMBER 31,
                                                2007               2006              2005             2004             2003
                                               ------             ------            -------          ------           -------
      Ratio  of  net  investment  income
      (loss) to average net assets(b)          (0.87)%              0.66%             0.30%          (0.55)%          (0.28)%

      Ratio of total expenses to
      average net assets before
      incentive fee(b)                           3.70%              1.77%             1.78%            1.68%            2.13%

      Ratio of total expenses to
      average  net  assets after
      incentive fee(c)                           5.15%              4.98%             5.84%            4.00%            6.80%

      Portfolio turnover rate                  500.19%            389.87%           338.96%          402.73%          548.82%

      Total return before incentive
      allocation(a)                              7.67%             17.69%            20.34%           11.83%           31.49%

      Total return after incentive
      allocation(a)                              6.13%             14.15%            16.27%            9.46%           25.19%

      Average debt ratio(b)                     14.87%              0.39%             1.80%            0.00%            0.00%

      Net asset value at end of year       $1,182,171,935     $1,152,927,258     $723,967,167     $430,461,590    $233,972,635

         (a) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of sales loads, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable, and the timing of capital transactions.

         (b) The average net assets used in the above ratio are calculated using pre-tender net assets.

         (c)   Ratio of total  expenses  to average net assets  after  incentive allocation to the Manager, may vary from the above, for individual Members due to incentive allocation, if applicable, and timing of capital transactions.


                                                                 UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------------------------------
                                                                                       DECEMBER 31, 2007

     SHARES                                                                           MARKET VALUE
--------------------------------------------------------------------------------------------------------
              INVESTMENTS IN SECURITIES (134.94%)
              -----------------------------------
              COMMON STOCK (133.69%)
              ----------------------

              AGRICULTURAL CHEMICALS (5.31%)
    248,558   Agrium, Inc. (b)                                                       $   17,948,373
    176,064   Syngenta AG - (Switzerland) **, (a)                                        44,865,490
                                                                                     --------------
                                                                                         62,813,863
                                                                                     --------------
              AGRICULTURAL OPERATIONS (0.68%)
  5,443,301   Golden Agri-Resources Ltd. - (Singapore) **                                 8,016,811
                                                                                     --------------
              APPAREL MANUFACTURERS (0.36%)
  1,236,046   Ports Design Ltd. - (Hong Kong) **                                          4,311,752
                                                                                     --------------
              ATHLETIC FOOTWEAR (1.61%)
  1,318,565   Asics Corp. - (Japan) **                                                   19,002,727
                                                                                     --------------
              AUTO - CARS/LIGHT TRUCKS (1.45%)
      8,440   Porsche Automobil Holding SE - (Germany) **, (a)                           17,101,498
                                                                                     --------------
              BREWERY (0.61%)
  4,994,558   San Miguel Corp. Class B - (Philippines) **                                 7,199,908
                                                                                     --------------
              BUILDING & CONSTRUCTION - MISCELLANEOUS (6.49%)
    358,954   Boskalis Westminster - (Netherlands) **, (a)                               21,863,567
 13,700,012   China Communications Construction Co., Ltd. - (China) **                   35,930,598
 12,993,088   Gamuda Berhad - (Malaysia) **, (a)                                         18,937,612
                                                                                     --------------
                                                                                         76,731,777
                                                                                     --------------
              BUILDING - HEAVY CONSTRUCTION (1.15%)
     70,856   Daelim Industrial Co., Ltd. - (South Korea) **                             13,549,729
                                                                                     --------------
              CIRCUIT BOARDS (2.32%)
    396,114   Ibiden Co., Ltd. - (Japan) **                                              27,479,600
                                                                                     --------------
              COMMERCIAL BANKS - NON US (4.78%)
  2,724,686   Bank Of East Asia Ltd. - (Hong Kong) **                                    18,642,368
  7,166,738   Bank Rakyat Indonesia - (Indonesia) **                                      5,646,405
    343,427   Dah Sing Financial Holding Ltd. - (Hong Kong) **                            3,395,776
    276,116   Julius Baer Holding AG - (Switzerland) **, (a)                             22,827,768
    386,793   Korea Exchange Bank - (South Korea) **                                      5,991,665
                                                                                     --------------
                                                                                         56,503,982
                                                                                     --------------
              COMMERCIAL SERVICES (0.42%)
  3,662,411   EAG Ltd. - (United Kingdom) **, (a)                                         4,957,479
                                                                                     --------------
              CONSULTING SERVICES (4.13%)
  2,259,645   Genpact Ltd. *,(a), (b)                                                    34,414,393
  2,260,236   RPS Group PLC - (United Kingdom) **, (a)                                   14,397,552
                                                                                     --------------
                                                                                         48,811,945
                                                                                     --------------
              DIVERSIFIED FINANCIAL SERVICES (0.04%)
    792,556   Yuanta Financial Holding Co., Ltd. - (Taiwan) *,**                            516,813
                                                                                     --------------



     The preceding notes are an integral part of these financial statements.


                                                                 UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------------------------------
                                                                                       DECEMBER 31, 2007

     SHARES                                                                           MARKET VALUE
--------------------------------------------------------------------------------------------------------
              COMMON STOCK (CONTINUED)
              -----------------------

              DIVERSIFIED MANUFACTURING OPERATIONS (5.73%)
  1,125,128   Aalberts Industries NV - (Netherlands) **, (a)                         $   22,371,947
    284,969   Siemans AG - (Germany) **                                                  45,355,389
                                                                                     --------------
                                                                                         67,727,336
                                                                                     --------------
              DIVERSIFIED OPERATIONS (6.65%)
    722,133   DCC PLC - (Ireland) **, (a)                                                20,347,306
    975,087   Keppel Corp., Ltd. - (Singapore) **                                         8,806,232
  1,536,608   Swire Pacific Ltd. - (Hong Kong) **                                        21,184,672
  5,388,404   Wharf Holdings Ltd. - (Hong Kong) **                                       28,229,449
                                                                                     --------------
                                                                                         78,567,659
                                                                                     --------------
              E-COMMERCE/SERVICES (2.34%)
  2,994,594   Rightmove PLC - (United Kingdom) **, (a)                                   27,659,276
                                                                                     --------------
              ELECTRIC - INTEGRATED (2.98%)
    295,321   Electricite De France - (France) **, (a)                                   35,181,010
                                                                                     --------------
              ELECTRIC TRANSMISSION (0.96%)
    687,027   National Grid PLC - (United Kingdom) **                                    11,405,773
                                                                                     --------------
              ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.87%)
  1,870,197   Infineon Technologies AG - (Germany) *,**, (a)                             22,066,011
                                                                                     --------------
              ELECTRONIC COMPONENTS-MISC. (0.70%)
  4,250,244   AU Optronics Corp. - (Taiwan) **                                            8,321,093
                                                                                     --------------
              ENERGY - ALTERNATIVE SOURCES (0.16%)
 11,982,101   PNOC Energy Development Corp. - (Philippines) **                            1,886,945
                                                                                     --------------
              ENGINEERING/R&D SERVICES (2.28%)
    389,980   Arcadis NV - (Netherlands) **, (a)                                         26,969,098
                                                                                     --------------
              ENTERTAINMENT SOFTWARE (0.16%)
    902,255   NetDragon WebSoft Inc. - (China) *,**                                       1,918,510
                                                                                     --------------
              FINANCE - INVESTMENT BANKER/BROKER (3.44%)
    199,387   Bellevue Group AG - (Switzerland) **, (a)                                  15,233,826
132,935,007   Rexcapital Financial Holdings Ltd. - (Hong Kong) *,**                      25,402,462
                                                                                     --------------
                                                                                         40,636,288
                                                                                     --------------
              FINANCE - OTHER SERVICES (3.56%)
  5,213,493   IG Group Holdings PLC - (United Kingdom) **, (a)                           42,030,900
                                                                                     --------------
              FOOD - MISCELLANEOUS/DIVERSIFIED (5.56%)
  1,841,240   Cadbury Schweppes PLC - (United Kingdom) **, (a)                           22,760,766
    460,544   Fu Ji Food & Catering Services - (China) **                                 1,063,148
  1,141,135   Unilever NV - (Netherlands) **, (a)                                        41,960,240
                                                                                     --------------
                                                                                         65,784,154
                                                                                     --------------
              GAS-DISTRIBUTION (2.36%)
    952,714   Enagas - (Spain) **                                                        27,844,427
                                                                                     --------------



     The preceding notes are an integral part of these financial statements.


                                                                 UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------------------------------
                                                                                       DECEMBER 31, 2007

     SHARES                                                                           MARKET VALUE
--------------------------------------------------------------------------------------------------------
              COMMON STOCK (CONTINUED)
              -----------------------

              HUMAN RESOURCES (0.41%)
    123,938   Randstad Holdings NV - (Netherlands) **                                $    4,896,128
                                                                                     --------------
              INSTRUMENTS - CONTROLS (3.70%)
  2,273,096   Rotork PLC - (United Kingdom) **, (a)                                      43,755,145
                                                                                     --------------
              LOTTERY SERVICES (1.50%)
    897,789   Intralot SA-Integrated Lottery - (Greece) **                               17,772,802
                                                                                     --------------
              MACHINERY - CONSTRUCTION & MINING (0.13%)
    130,552   Jinsung T.E.C. - (South Korea) **                                           1,506,289
                                                                                     --------------
              MACHINERY - GENERAL INDUSTRY (5.48%)
    134,486   Alstom - (France) **, (a)                                                  28,903,961
    350,140   FLSmidth & Co., A/S - (Denmark) **, (a)                                    35,837,507
                                                                                     --------------
                                                                                         64,741,468
                                                                                     --------------
              MEDICAL - BIOMEDICAL/GENETICS (3.27%)
    638,192   Genmab A/S - (Denmark) *,**, (a)                                           38,666,548
                                                                                     --------------
              MEDICAL LABS & TESTING SERVICES (1.80%)
    344,351   Icon PLC *,(a), (b)                                                        21,301,553
                                                                                     --------------
              MISCELLANEOUS MANUFACTURER (0.44%)
  3,261,073   Peace Mark Holdings Ltd. - (Hong Kong) **                                   5,252,915
                                                                                     --------------
              MOTORCYCLE/MOTOR SCOOTER (1.00%)
  5,618,654   Ducati Motor Holdings S.P.A. - (Italy) *,**, (a)                           11,812,835
                                                                                     --------------
              MULTI-LINE INSURANCE (3.66%)
    300,850   Topdanmark A/S - (Denmark) *,**, (a)                                       43,298,379
                                                                                     --------------
              OIL - FIELD SERVICES (1.03%)
  1,409,273   John Wood Group PLC - (United Kingdom) **                                  12,146,968
                                                                                     --------------
              OIL COMPANIES - EXPLORATION & PRODUCTION (4.85%)
    654,517   Gazprom OAO *,(b)                                                          36,849,307
    660,298   Kazmunaigas Exploration Production *,(b)                                   20,469,238
                                                                                     --------------
                                                                                         57,318,545
                                                                                     --------------
              OIL COMPANIES - INTEGRATED (7.24%)
  1,452,200   BG Group PLC - (United Kingdom) **                                         33,243,684
    454,348   Petroleo Brasileiro SA (b)                                                 52,359,063
                                                                                     --------------
                                                                                         85,602,747
                                                                                     --------------
              PATIENT MONITORING EQUIPMENT (0.07%)
     12,815   Infopia Co., Ltd. - (South Korea) *,**                                        833,752
                                                                                     --------------
              POWER CONVERSION/SUPPLY EQUIPMENT (0.21%)
    946,744   China High Speed Transmission Equipment Group Co., Ltd. - (China)           2,525,492
                                                                                     --------------
              PRINTING - COMMERCIAL (2.85%)
  1,731,723   De La Rue PLC - (United Kingdom) **, (a)                                   33,661,661
                                                                                     --------------




     The preceding notes are an integral part of these financial statements.


                                                                 UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------------------------------
                                                                                       DECEMBER 31, 2007

     SHARES                                                                           MARKET VALUE
--------------------------------------------------------------------------------------------------------
              COMMON STOCK (CONTINUED)
              -----------------------

              REAL ESTATE MANAGEMENT /SERVICE (0.01%)
    486,152   Allied Properties HK Ltd. - (Hong Kong) **                             $      179,562
                                                                                     --------------
              REAL ESTATE OPERATIONS/DEVELOPMENT (5.91%)
  3,864,192   Delek Global Real Estate Ltd. - (United Kingdom) **, (a)                    7,961,299
 12,649,152   Franshion Properties China Ltd. - (Hong Kong) *,**                          6,797,131
  2,596,803   Hang Lung Properties Ltd. - (Hong Kong) **                                 11,756,117
 11,393,528   HKC Holdings Ltd. - (Hong Kong) **                                          3,258,466
  6,072,721   Shun Tak Holdings Ltd. - (Hong Kong) **                                     9,548,254
  1,146,636   Sun Hung Kai Properties Ltd. - (Hong Kong) **                              24,352,082
  4,369,414   Tian An China Investments Co., Ltd. - (Hong Kong) **                        6,141,634
                                                                                     --------------
                                                                                         69,814,983
                                                                                     --------------
              REITS - WAREHOUSE/INDUSTRY (0.73%)
 17,509,044   Cambridge Industrial Trust - (Singapore) **                                 8,636,230
                                                                                     --------------
              RETAIL - RESTAURANTS (0.80%)
  2,702,327   Domino's Pizza UK & IRL PLC - (United Kingdom) **, (a)                      9,521,295
                                                                                     --------------
              SCHOOLS (0.20%)
      8,081   Megastudy Co., Ltd. - (South Korea) **                                      2,322,300
                                                                                     --------------
              SHIPBUILDING (2.76%)
  2,377,575   VT Group PLC - (United Kingdom) **, (a)                                    32,632,727
                                                                                     --------------
              SOAP AND CLEANING PREPARATION (0.06%)
  3,721,916   Global Green Tech Group Ltd. - (Hong Kong) **                                 673,032
                                                                                     --------------
              STEEL - PRODUCERS (0.40%)
     60,610   Evraz Group SA (b)                                                          4,697,275
                                                                                     --------------
              TELEPHONE - INTEGRATED (2.36%)
  8,993,615   Telecom Italia SpA - (Italy) **, (a)                                       27,941,915
                                                                                     --------------
              TEXTILE - PRODUCTS (1.75%)
  7,390,267   Far Eastern Textile Co., Ltd.- (Taiwan) **                                  8,669,770
  1,534,533   Toray Industries Inc. - (Japan) **                                         12,019,124
                                                                                     --------------
                                                                                         20,688,894
                                                                                     --------------
              THEATERS (0.67%)
  3,134,779   Cineworld Group PLC - (United Kingdom) **, (a)                              7,893,731
                                                                                     --------------
              TOBACCO (4.00%)
    448,305   Imperial Tobacco Group PLC - (United Kingdom) **, (a)                      24,201,826
      3,865   Japan Tobacco, Inc. - (Japan) **                                           23,110,773
                                                                                     --------------
                                                                                         47,312,599
                                                                                     --------------
              TOYS (2.99%)
     58,958   Nintendo Co., Ltd. - (Japan) **                                            35,306,720
                                                                                     --------------
              WIRE & CABLE PRODUCTS (5.31%)
  1,109,311   Draka Holding NV - (Netherlands) **, (a)                                   37,303,029




     The preceding notes are an integral part of these financial statements.


                                                                 UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------------------------------
                                                                                       DECEMBER 31, 2007

     SHARES                                                                           MARKET VALUE
--------------------------------------------------------------------------------------------------------
              COMMON STOCK (CONTINUED)
              -----------------------

              WIRE & CABLE PRODUCTS (CONTINUED)
  1,031,917   Prysmian SpA - (Italy) *,**, (a)                                       $   25,482,226
                                                                                     --------------
                                                                                         62,785,255
                                                                                     --------------
              TOTAL COMMON STOCK (Cost $1,530,214,820)                                1,580,496,109
                                                                                     --------------
              WARRANTS (1.22%)
              ----------------

              DIVERSIFIED OPERATIONS (0.43%)
    763,371   Max India Ltd. - expiring 07/12/10 *,(b)                                    5,080,104
                                                                                     --------------
              REAL ESTATE OPERATIONS/DEVELOPMENT (0.00%)
  1,439,280   HKC Holdings Ltd. - expiring 11/30/09 - (Hong Kong) *,**                           --
    728,235   Tian An China Investment - expiring 01/02/10 - (Hong Kong) *,**                    --
                                                                                     --------------
                                                                                                 --
                                                                                     --------------
              TELECOMMUNICATIONS SERVICES (0.79%)
    368,579   Bharti Airtel Ltd.  - expiring 05/21/10 *,(b)                               9,300,273
                                                                                     --------------
              TOTAL WARRANTS (Cost $13,686,241)                                          14,380,377
                                                                                     --------------


              RIGHTS (0.03%)
              --------------

              DIVERSIFIED OPERATIONS (0.03%)
    274,413   Wharf Holdings Ltd. - expiring 01/08/08 - (Hong Kong) *,**                    376,564
                                                                                     --------------
              TOTAL RIGHTS (Cost $0)                                                        376,564
                                                                                     --------------
              INVESTMENTS IN SECURITIES (Cost $1,543,901,061)                         1,595,253,050
                                                                                     --------------



              SECURITIES SOLD, NOT YET PURCHASED ((57.61)%)
              ---------------------------------------------
              COMMON STOCK SOLD, NOT YET PURCHASED ((57.61)%)
              -----------------------------------------------

              AIRLINES ((3.97)%)
   (517,403)  Air Berlin PLC - (Germany) *,**                                            (9,281,891)
   (414,090)  Air France - KLM - (France) **                                            (14,560,382)
   (431,377)  Deutsche Lufthansa AG - (Germany) **                                      (11,491,277)
 (1,706,226)  Ryanair Holdings PLC - (Ireland) *,**                                     (11,642,260)
                                                                                     --------------
                                                                                        (46,975,810)
                                                                                     --------------
              APPAREL MANUFACTURERS ((0.99)%)
   (785,000)  Esprit Holdings Ltd. - (Hong Kong) **                                     (11,678,252)
                                                                                     --------------
              APPLICATIONS SOFTWARE ((0.67)%)
 (2,167,613)  Misys PLC - (United Kingdom) **                                            (7,971,702)
                                                                                     --------------

              AUTO - CARS/LIGHT TRUCKS ((3.19)%)
   (327,658)  Bayerische Motoren Werke AG - (Germany) **                                (20,287,902)
   (152,618)  Peugeot SA - (France) **                                                  (11,569,577)
    (40,872)  Renault SA - (France) **                                                   (5,797,027)
                                                                                     --------------
                                                                                        (37,654,506)
                                                                                     --------------


     The preceding notes are an integral part of these financial statements.


                                                                 UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------------------------------
                                                                                       DECEMBER 31, 2007

     SHARES                                                                           MARKET VALUE
--------------------------------------------------------------------------------------------------------
              COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
              ------------------------------------------------

              BEVERAGES - WINES/SPIRITS ((2.12)%)
 (4,183,297)  C&C Group PLC - (Ireland) **                                           $  (25,076,418)
                                                                                     --------------
              BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS ((4.09)%)
   (230,973)  Compagnie De Saint-Gobain - (France) **                                   (21,777,927)
    (79,728)  Geberit AG - (Switzerland) **                                             (10,950,584)
     (8,305)  Sika AG - (Switzerland) **                                                (15,668,843)
                                                                                     --------------
                                                                                        (48,397,354)
                                                                                     --------------
              BUILDING - HEAVY CONSTRUCTION ((0.46)%)
    (77,554)  Grupo Ferrovial SA - (Spain) **                                            (5,456,231)
                                                                                     --------------
              COMMERCIAL BANKS - NON US ((13.65)%)
 (1,372,743)  Anglo Irish Bank Corp., PLC - (Ireland) **                                (21,956,823)
(11,097,968)  Bank Of Communications Co., Ltd. - (China) **                             (15,485,404)
 (1,017,089)  Bank Of Ireland - (Ireland) **                                            (15,155,886)
   (258,765)  Bank of Montreal *,(b)                                                    (14,646,099)
   (871,929)  Barclays PLC - (United Kingdom) **                                         (8,747,753)
   (133,924)  Deutsche Bank AG - (Germany)**                                            (17,504,870)
   (418,249)  Dexia SA - (Belgium) **                                                   (10,536,179)
   (981,912)  HBOS PLC - (United Kingdom) **                                            (14,366,295)
 (1,041,534)  HSBC Holdings PLC - (United Kingdom) **                                   (17,591,765)
   (862,951)  Natixis - (France) **                                                     (16,578,470)
   (989,098)  Royal Bank of Scotland Group PLC - (United Kingdom) **                     (8,741,927)
                                                                                     --------------
                                                                                       (161,311,471)
                                                                                     --------------
              DIVERSIFIED FINANCIAL SERVICES ((1.47)%)
 (1,007,515)  Irish Life & Permanent PLC - (Ireland) **                                 (17,396,600)
                                                                                     --------------
              FINANCE - INVEST BANKER/BROKER ((1.46)%)
   (258,759)  Macquarie Group Ltd. - (Australia) *,**                                   (17,312,855)
                                                                                     --------------
              FINANCE - OTHER SERVICES ((0.48)%)
   (199,095)  Hong Kong Exchanges & Clearing Ltd. - (Hong Kong) **                       (5,648,013)
                                                                                     --------------
              FOOD - MISCELLANEOUS/DIVERSIFIED ((1.96)%)
   (385,230)  Kerry Group PLC - (Ireland) **                                            (12,222,014)
   (189,073)  Nutreco Holding NV - (Netherlands)**                                      (10,935,755)
                                                                                     --------------
                                                                                        (23,157,769)
                                                                                     --------------
              HOTELS & MOTELS ((2.24)%)
   (180,158)  Accor SA - (France) **                                                    (14,408,004)
   (687,782)  Intercontinental Hotels Group PLC - (United Kingdom) **                   (12,102,858)
                                                                                     --------------
                                                                                        (26,510,862)
                                                                                     --------------
              INVESTMENT MANAGEMENT/ADVISORY SERVICES ((0.11)%)
   (373,143)  New Star Asset Management Group Ltd. - (United Kingdom) **                 (1,322,148)
                                                                                     --------------
              LOTTERY SERVICES ((0.09)%)
 (9,014,569)  China LotSynergy Holdings Ltd. - (Hong Kong) *,**                          (1,121,416)
                                                                                     --------------



     The preceding notes are an integral part of these financial statements.


                                                                 UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------------------------------
                                                                                       DECEMBER 31, 2007

     SHARES                                                                           MARKET VALUE
--------------------------------------------------------------------------------------------------------
              COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
              ------------------------------------------------

              MEDICAL - DRUGS ((2.64)%)
   (124,328)  Roche Holding AG - (Switzerland) **                                    $  (21,479,978)
   (213,824)  UCB SA - (Belgium) **                                                      (9,697,531)
                                                                                     --------------
                                                                                        (31,177,509)
                                                                                     --------------
              MEDICAL PRODUCTS ((1.54)%)
    (67,881)  Nobel Biocare Holding AG - (Switzerland) **                               (18,167,154)
                                                                                     --------------
              MULTI-LINE INSURANCE ((0.50)%)
   (149,993)  ING Groep NV - (Netherlands) **                                            (5,866,212)
                                                                                     --------------
              MULTIMEDIA ((2.21)%)
 (2,027,335)  WPP Group PLC - (United Kingdom) **                                       (26,110,469)
                                                                                     --------------
              PAPER & RELATED PRODUCTS ((2.53)%)
   (837,819)  Smurfit Kappa Group PLC - (Ireland) *,**                                  (13,710,701)
 (1,082,729)  Stora Enso OYJ - (Finland) **                                             (16,209,987)
                                                                                     --------------
                                                                                        (29,920,688)
                                                                                     --------------
              REAL ESTATE OPERATIONS/DEVELOPMENT ((0.30)%)
 (1,280,668)  Inmobiliaria Colonial SA - (Spain) *,**                                    (3,520,119)
                                                                                     --------------
              REINSURANCE ((1.75)%)
   (290,477)  Swiss Reinsurance - (Switzerland) **                                      (20,641,147)
                                                                                     --------------
              REITS - DIVERSIFIED ((2.10)%)
   (438,613)  Hammerson PLC - (United Kingdom) **                                        (8,949,324)
 (1,692,129)  Segro PLC - (United Kingdom) **                                           (15,831,286)
                                                                                     --------------
                                                                                        (24,780,610)
                                                                                     --------------
              RETAIL -  BUILDING PRODUCTS ((1.50)%)
 (6,098,523)  Kingfisher PLC - (United Kingdom) **                                      (17,675,468)
                                                                                     --------------
              RETAIL - CONSUMER ELECTRONICS ((1.23)%)
 (7,386,394)  DSG International PLC - (United Kingdom) **                               (14,593,110)
                                                                                     --------------
              RETAIL - MAJOR DEPARTMENT STORES ((1.97)%)
 (2,088,175)  Marks & Spencer Group PLC - (United Kingdom) **                           (23,277,685)
                                                                                     --------------
              RETAIL - RESTAURANTS ((0.36)%)
   (500,780)  Luminar Group Holdings PLC - (United Kingdom) **                           (4,288,967)
                                                                                     --------------
              RETAIL JEWELRY ((0.28)%)
   (345,847)  Citizen Holdings Co., Ltd. - (Japan) **                                    (3,371,323)
                                                                                     --------------
              TELEVISION ((1.75)%)
   (244,289)  Gestevision Telecinco SA - (Spain) **                                      (6,253,930)
 (8,508,489)  ITV PLC - (United Kingdom) **                                             (14,464,225)
                                                                                     --------------
                                                                                        (20,718,155)
                                                                                     --------------
              TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
                (Proceeds $(748,545,502))                                              (681,100,023)
                                                                                     --------------

     The preceding notes are an integral part of these financial statements.


                                                                 UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------------------------------
                                                                                       DECEMBER 31, 2007

     SHARES                                                                           MARKET VALUE
--------------------------------------------------------------------------------------------------------
              SECURITIES SOLD, NOT YET PURCHASED
                (PROCEEDS $(748,545,502))                                              (681,100,023)
                                                                                     --------------
              DERIVATIVE CONTRACTS (0.47%)

              CURRENCY FORWARDS (0.47)%
                  Purchases Contracts                                                   (10,087,842)

                  Sale Contracts                                                         15,610,408
                                                                                     --------------
              TOTAL CURRENCY FORWARDS                                                     5,522,566
                                                                                     --------------
              TOTAL DERIVATIVE CONTRACTS - net                                            5,522,566
                                                                                     --------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 22.20%                          262,496,342
                                                                                     --------------
         TOTAL NET ASSETS -- 100.00%                                                 $1,182,171,935
                                                                                     ==============
*   Non-income producing security
**  Foreign
(a) Partially or wholly held ($772,142,458 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b) American Depositary Receipt



     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2007

DERIVATIVE CONTRACTS
--------------------
FOREIGN CURRENCY FORWARDS
-------------------------
UBS TAMARACK INTERNATIONAL FUND, L.L.C. HAD THE FOLLOWING OPEN FOREIGN CURRENCY
-------------------------------------------------------------------------------
FORWARDS AS OF DECEMBER 31, 2007:
---------------------------------


                                                          Value on                                                Net
Open Foreign Currency                                     Settlement                                          Unrealized
Purchase Contracts                                        Date                   Current Value        Appreciation/(Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
British Pounds
Expiring 2/15/08                                      $  283,058,070            $  275,887,381               ($7,170,689)
------------------------------------------------------------------------------------------------------------------------------------
Danish Krone
Expiring 2/15/08                                          43,217,415                43,340,896                   123,481
------------------------------------------------------------------------------------------------------------------------------------
Swedish Krona
Expiring 2/15/08                                          85,259,841                83,870,257                (1,389,584)
------------------------------------------------------------------------------------------------------------------------------------
Euros
Expiring 2/15/08                                         422,298,420               420,724,041                (1,574,379)
------------------------------------------------------------------------------------------------------------------------------------
Swiss Francs
Expiring 2/15/08                                         198,933,084               198,584,899                  (348,185)
------------------------------------------------------------------------------------------------------------------------------------
Norwegian Krone
Expiring 2/15/08                                          73,779,464                74,050,978                   271,514
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                            ($10,087,842)
                                                                                                            ============


                                                          Value on                                                  Net
Open Foreign Currency                                     Settlement                                            Unrealized
Sale Contracts                                            Date                   Current Value           Appreciation/(Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
British Pounds
Expiring 2/15/08                                      $  422,367,319            $  410,773,387              $ 11,593,932
------------------------------------------------------------------------------------------------------------------------------------
Euros
Expiring 2/15/08                                         517,263,482               516,409,205                   854,277
------------------------------------------------------------------------------------------------------------------------------------
Danish Krone
Expiring 2/15/08                                         148,130,155               148,399,784                  (269,629)
------------------------------------------------------------------------------------------------------------------------------------
Swedish Krona
Expiring 2/15/08                                          84,803,606                83,870,257                   933,349
------------------------------------------------------------------------------------------------------------------------------------
Swiss Francs
Expiring 2/15/08                                         197,280,757               194,992,112                 2,288,645
------------------------------------------------------------------------------------------------------------------------------------
Norwegian Krone
Expiring 2/15/08                                          74,260,811                74,050,977                   209,834
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                            $ 15,610,408
                                                                                                            ============
Total net unrealized appreciation on foreign currency forwards                                              $  5,522,566
                                                                                                            ============

The Fund had outstanding Taiwan Dollar denominated currency used to purchase Taiwanese equity investments. The unrealized Gain on this foreign denominated currency was $1,132 at December 31, 2007 and has been included in Change in net unrealized appreciation/depreciation from Investments on the Statement of Operations.

     The preceding notes are an integral part of these financial statements.

                                                       UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                             SCHEDULE OF PORTFOLIO INVESTMENTS

----------------------------------------------------------------------------------------------
                                                                             DECEMBER 31, 2007

INVESTMENTS AND DERIVATIVE CONTRACTS
------------------------------------
                                                                             December 31, 2007
Investment -- By Country                                          Percentage of Net Assets (%)
------------------------                                          ----------------------------
     United States                                                                   15.88%
     Hong Kong                                                                       12.78%
     Netherlands                                                                     11.72%
     United Kingdom                                                                  11.18%
     Denmark                                                                          9.96%
     Japan                                                                            9.60%
     Italy                                                                            5.52%
     China                                                                            2.20%
     Germany                                                                          2.20%
     Singapore                                                                        2.15%
     Korea                                                                            2.05%
     Malaysia                                                                         1.60%
     Greece                                                                           1.50%
     Taiwan                                                                           1.48%
     Spain                                                                            1.07%
     Philippines                                                                      0.77%
     Indonesia                                                                        0.48%
     Switzerland                                                                     -0.34%
     Finland                                                                         -1.37%
     Australia                                                                       -1.46%
     Belgium                                                                         -1.71%
     France                                                                          -1.74%
     Ireland                                                                         -8.19%


                                                                             December 31, 2007
Investment in Foreign Currency Forwards - by Currency             Percentage of Net Assets (%)
------------------------------------------------------            ----------------------------
     British Pounds                                                                   0.37%
     Swiss Francs                                                                     0.17%
     Norwegian Krone                                                                  0.04%
     Danish Krone                                                                   (0.01%)
     Swedish Krona                                                                  (0.04%)
     Euro                                                                           (0.06%)

     The preceding notes are an integral part of these financial statements.

               UBS TAMARACK INTERNATIONAL FUND, L.L.C. (UNAUDITED)

     The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on November 15, 2007. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. The Directors reviewed materials furnished by the Adviser, including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

     The Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Directors also recognized the benefits which the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. ("UBS Financial"). Accordingly, the Directors felt that the quality of service offered by the Adviser to the Fund was appropriate, and that the Adviser's personnel had sufficient expertise to manage the Fund.

     The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by UBS Financial which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds"). The Directors determined that the Fund's performance was consistent with that of its three Comparable Funds by noting that the Fund's annualized performance was slightly below the median annualized performance, but that its 2007 performance was above the median performance for 2007. The Directors also compared the volatility of the Fund to that of its Comparable Funds. The Directors observed that the Fund had the lowest volatility of its Comparable Funds.

     The Directors considered the fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds, and as compared to the management and incentive fees charged by UBS Fund Advisor, L.L.C. ("UBSFA") and its affiliates for other UBS alternative investment products. The information presented to the Directors showed that the management fee being charged to the Fund was the lowest management fee being charged to its Comparable Funds, and that the incentive fee being charged to the Fund was equal to that of each of its Comparable Funds. In comparing the management and incentive fees being charged to the Fund to the fees being charged by UBSFA and its affiliates for other UBS alternative investment products, the Directors observed that the management fee being charged to the Fund was at the median of the management fees being charged to other Alternative Investment Group funds, and also was the next to lowest management fee for such other UBS alternative products, and that the Fund's incentive fee was generally equal to the highest incentive fee being charged by UBSFA and its affiliates for other UBS alternative products, but was not higher than any incentive fee being charged to any single-manager (I.E., non-fund-of-funds) Fund. In light of the foregoing, the Directors felt that the combination of management fee and incentive fee being charged to the Fund was appropriate.

     The Directors also considered the profitability of UBSFA both before payment to brokers and after payment to brokers and concluded that the profits to be realized by UBSFA and its affiliates under the Fund's Investment Advisory Agreement and from other relationships between the Fund and the UBSFA were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Directors determined that the fees were reasonable. The Directors concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

DIRECTORS AND OFFICERS (UNAUDITED)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                                                                                     COMPLEX      OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                      OVERSEEN     DIRECTORSHIPS HELD BY
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)           BY        DIRECTOR OUTSIDE FUND
POSITION(S) WITH FUNDS          TIME SERVED(1)         DURING PAST 5 YEARS         DIRECTOR(2)          COMPLEX
------------------------------------------------------------------------------------------------------------------------------
                                                 INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg (65)(3)              Term --      Dean Emeritus and Professor of        42       Director of:
UBS Financial Services Inc.       Indefinite     Leadership and Ethics of the                   Primedia, Inc.,
1285 Avenue of the Americas      Length--since   Graduate School of Business,                   Macy's, Inc.,
New York, NY 10019             Commencement of   Columbia University; Senior                    Revlon, Inc., NYC
Director                          Operations     Advisor to Morgan Stanley                      Ballet and SAPPI Ltd.
                                                                                                Advisory Director of
                                                                                                Welsh Carson Anderson
                                                                                                & Stowe and President
                                                                                                of NYC Global Partners.
------------------------------------------------------------------------------------------------------------------------------
George W. Gowen (78)                Term --      Law partner of Dunnington,            13       None
UBS Financial Services Inc.       Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length--since
New York, NY 10019             Commencement of
Director                          Operations
------------------------------------------------------------------------------------------------------------------------------
Stephen H. Penman (61)              Term --      Professor of Financial                13       None
UBS Financial Services Inc.       Indefinite     Accounting of Graduate School
1285 Avenue of the Americas      Length--since   of Business, Columbia University
New York, NY 10019                July 2004
Director
------------------------------------------------------------------------------------------------------------------------------
                                           OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------
Robert F. Aufenanger (54)
UBS Financial Services Inc.         Term --      Executive Director of UBS
51 West 52nd Street               Indefinite     Alternative Investments US
New York, NY 10019               Length--since   since April 2007. Prior to            N/A                N/A
Principal Accounting Officer     May 1, 2007     April 2007, Chief Financial
                                                 Officer and Senior Vice
                                                 President of Alternative
                                                 Investments Group at U.S. Trust
                                                 Corporation from 2003 - 2007;
                                                 Consultant to private equity
                                                 funds from 2002 - 2003
------------------------------------------------------------------------------------------------------------------------------
Frank Pluchino (48)
UBS Financial Services Inc.         Term -       Director of Compliance of UBS
1000 Harbor Boulevard             Indefinite     Financial Services Inc. since
Weehawken, NJ 07086             Length - since   2003 and Deputy Director of           N/A                N/A
Chief Compliance Officer        July 19, 2005    Compliance UBS Financial
                                                 Services of Puerto Rico Inc.
                                                 since October 2006. Prior to
                                                 2003, Chief Compliance Officer
                                                 of LibertyView Capital
                                                 Management, Inc., an investment
                                                 adviser, and LibertyView
                                                 Alternative Asset Management,
                                                 Inc., an NASD broker-dealer.
------------------------------------------------------------------------------------------------------------------------------
Douglas Lindgren (46)
UBS Financial Services Inc.         Term -       Managing Director of UBS
1285 Avenue of the Americas       Indefinite     Financial Services Inc. since
New York, NY 10019              Length - since   June 2005.  Prior to June 2005,       N/A                N/A
Principal Executive Officer     July 19, 2005    Managing Director and Head of
                                                 Alternative Investments of
                                                 United States Trust Company,
                                                 N.A.
------------------------------------------------------------------------------------------------------------------------------

(1) For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to the cast by all Members.

(2) Of the 42 funds/portfolios in the complex as of December 31, 2007, 29 are advised by an affiliate of UBS Financial Services Inc. and 13 comprise UBS Financial Services' Alternative Investment Group of Funds.

(3) Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS Financial Services Alternative Investment Group of Funds does business. Mr. Feldberg is not an affiliated person of UBS Financial Services or its affiliates.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at HTTP://WWW.SEC.GOV and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 800-580-2359.



ITEM 2. CODE OF ETHICS.

    (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 800-486-2608.

    (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

    (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $84,885 in 2007 and $79,845 in 2006. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

Audit-Related Fees
------------------

    (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $15,000 in 2007 and $5,000 in 2006. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

Tax Fees
--------

    (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $169,500 in 2007 and $118,000 in 2006. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

All Other Fees
--------------

    (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2007 and $0 in 2006.

 (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

 (e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

    (f)  Not applicable.

    (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $3.0 million for 2007 and $3.0 million for 2006.

    (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

                          REACHCAPITAL MANAGEMENT, LLC.
                         ------------------------------

                      PROXY VOTING POLICIES AND PROCEDURES

I. TYPES OF ACCOUNTS TO WHICH REACHCAPITAL MANAGEMENT LLC VOTES PROXIES

    ReachCapital Management, LLC ("REACH") votes proxies for each fund for which we act as adviser with the power to vote proxies.

II. GENERAL GUIDELINES

    In voting proxies, REACH is guided by general fiduciary principles. REACH's goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages, and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons. REACH attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values.

III. HOW REACH VOTES

    Generally, REACH divides proxies into routine matters and non-recurring or extraordinary matters. It is REACH's general policy, absent a particular reason to the contrary, to vote with management's recommendations on routine matters. For non-recurring extraordinary matters, REACH votes on a case-by-case basis, generally following the suggestions for such matters detailed below. If there is a non-recurring extraordinary matter for which there is no suggestion detailed below, REACH votes on a case-by-case basis in accordance with the General Guidelines set forth above in Section II. REACH divides issues into eleven categories listed below in Section V.

IV. CONFLICTS OF INTEREST

    In furtherance of REACH's goal to vote proxies in the best interests of clients, REACH follows procedures designed to identify and address material conflicts that may arise between REACH's interests and those of its clients before voting proxies on behalf of such clients.

A. Procedures for Identifying Conflicts of Interest.

    REACH relies on the following to seek to identify conflicts of interest with respect to proxy voting:

    REACH employees are under an obligation (i) to be aware of the potential for conflicts of interest on the part of REACH with respect to voting proxies on behalf of client accounts both as a result of an employee's personal relationships and due to special circumstances that may arise during the conduct of REACH's business, and (ii) to bring conflicts of interest of which they become aware to the attention of REACH's Chief Financial Officer.

B. Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

    1. All conflicts of interest identified pursuant to the procedures outlined in Section IV.(1) above must be brought to the attention of REACH's Chief Financial Officer for resolution.

    2. REACH's Chief Financial Officer will work with appropriate REACH personnel to determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence REACH's decision-making in voting the proxy. If it is determined that a conflict of interest is not material, REACH may vote proxies notwithstanding the existence of the conflict.

    3. If it is determined that a conflict of interest is material, REACH's Chief Financial Officer will work with appropriate REACH personnel to agree upon a method to resolve such conflict of interest before voting proxies affected by the conflict of interest. Such methods may include:

         o disclosing the conflict to clients and obtaining their consent before voting;
         o suggesting to clients that they engage another party to vote the proxy on their behalf;
         o engage a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or
         o such other method as is deemed appropriate under the circumstances given the nature of the conflict.


    REACH's Chief Financial Officer shall maintain a written record of the method used to resolve a material conflict of interest.

V. VOTING POLICY

    These are policy guidelines that can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account where shares are being voted.

A.  Election of Directors

    1. Voting on Director Nominees in Uncontested Elections.

             We vote for director nominees.

2.  Chairman and CEO is the Same Person.

    We vote against shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

3.  Majority of Independent Directors

    (1) We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. In determining whether an independent director is truly independent (E.G., when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following: (i) whether the director or his/her company provided professional services to the company or its affiliates either currently or in the past year; (ii) whether the director has any transactional relationship with the company; (iii) whether the director is a significant customer or supplier of the company; (iv) whether the director is employed by a foundation or university that received grants or endowments from the company or its affiliates; and (v) whether there are interlocking directorships.

    (2) We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

4.  Stock Ownership Requirements

    We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

5.  Term of Office

    We vote against shareholder proposals to limit the tenure of independent directors.

6.  Director and Officer Indemnification and Liability Protection

    (1) Subject to subparagraphs 2, 3, and 4 below, we vote for proposals concerning director and officer indemnification and liability protection.

    (2) We vote for proposals to limit, and against proposals to eliminate entirely, director and officer liability for monetary damages for violating the duty of care.

    (3) We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

    (4) We vote for only those proposals that provide such expanded coverage noted in subparagraph 3 above in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, AND (ii) only the director's legal expenses would be covered.

7.  Charitable Contributions

    We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.

8.  Mandatory Retirement Ages

    We vote on a case-by-case basis for proposals to set mandatory retirement ages prior to age 80 for directors. We vote for proposals to set a mandatory retirement age of 80 for directors.

B.  Proxy Contests

    1.   Voting for Director Nominees in Contested Elections

         We vote on a case-by-case basis in contested elections of directors.

    2.   Reimburse Proxy Solicitation Expenses

         We vote on a case-by-case basis against proposals to provide full reimbursement for dissidents waging a proxy contest.

C.  Auditors

    1.   Ratifying Auditors

         We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position or there is reason to believe the independent auditor has not followed the highest level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit and audit-related services and such other non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.

D.  Proxy Contest Defenses

    1.   Board Structure: Staggered vs. Annual Elections

         (1) We vote against proposals to classify the board.

         (2) We vote for proposals to repeal classified boards and to elect all directors annually.

    2.   Shareholder Ability to Remove Directors

         (1) We vote against proposals that provide that directors may be removed ONLY for cause.

         (2) We vote for proposals to restore shareholder ability to remove directors with or without cause.

         (3) We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

         (4) We vote for proposals that permit shareholders to elect directors to fill board vacancies.

    3.   Cumulative Voting

         (1) We vote against proposals to eliminate cumulative voting.

         (2) We vote for proposals to permit cumulative voting if there is an indication of a gap in the company's corporate governance.

    4.   Shareholder Ability to Call Special Meetings

         (1) We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

         (2) We vote for proposals that remove restrictions on the right of shareholders to act independently of management.

    5.   Shareholder Ability to Act by Written Consent

         (1) We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

         (2) We vote for proposals to allow or make easier shareholder action by written consent.

    6.   Shareholder Ability to Alter the Size of the Board

         (1) We vote for proposals that seek to fix the size of the board.

         (2) We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

E.  Tender Offer Defenses

    1.  Poison Pills

         (1) We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

         (2) We vote on a case-by-case basis for shareholder proposals to redeem a company's poison pill.

         (3) We vote on a case-by-case basis management proposals to ratify a poison pill.

    2.  Fair Price Provisions

         (1) We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

         (2) We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

    3.  Greenmail

         (1) We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

         (2) We vote on a case-by-case basis for anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

    4.   Unequal Voting Rights

         (1) We vote against dual class exchange offers.

         (2) We vote against dual class re-capitalization.

    5.   Supermajority  Shareholder  Vote  Requirement  to Amend the  Charter or
         Bylaws

         (1) We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

         (2) We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

    6.   Supermajority Shareholder Vote Requirement to Approve Mergers

         (1) We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

         (2) We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

    7.   White Squire Placements

         We vote for shareholder proposals to require approval of blank check preferred stock issues.

F.  Miscellaneous Governance Provisions

    1.   Confidential Voting

         (1) We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election.

         (2) We vote for management proposals to adopt confidential voting.

    2.   Equal Access

         We vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

    3.   Bundled Proposals

         We vote on a case-by-case basis for bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals. If the combined effect is positive, we support such proposals.

    4.   Shareholder Advisory Committees

         We vote on a case-by-case basis for proposals to establish a shareholder advisory committee.

G.  Capital Structure

    1.   Common Stock Authorization

         (1) We vote on a case-by-case basis for proposals to increase the number of shares of common stock authorized for issue, except as described below.

         (2) We vote for the approval requesting increases in authorized shares if the company meets certain criteria:

             (a) Company has already issued a certain percentage (I.E., greater than 50%) of the company's allotment.

             (b) The proposed increase is reasonable (I.E., less than 150% of current inventory) based on an analysis of the company's historical stock management or future growth outlook of the company.

    2.   Stock Distributions: Splits and Dividends

         We vote on a case-by-case basis for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

         Reverse Stock Splits

         We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

         Blank Check Preferred Stock Authorization

         We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.

         Shareholder Proposals Regarding Blank Check Preferred Stock

         We vote for proposals requiring a shareholder vote for blank check preferred stock issues.

    3.   Adjust Par Value of Common Stock

         We vote for management proposals to reduce the par value of common stock.

    4.   Pre-emptive Rights

         (1) We vote on a case-by-case basis for shareholder proposals seeking to establish them and consider the following factors:

             (a) size of the company.
             (b) characteristics of the size of the holding (holder owning more than 1% of the outstanding shares).
             (c) percentage of the rights offering (rule of thumb less than 5%).

         (2) We vote on a case-by-case basis for shareholder proposals seeking the elimination of pre-emptive rights.

    5.   Debt Restructuring

         We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Generally, we approve proposals that facilitate debt restructuring.

    6.   Share Repurchase Programs

         We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

H.  Executive and Director Compensation

    In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

    1.   Shareholder Proposals to Limit Executive and Director Pay

         (1) We vote on a case-by-case basis for all shareholder proposals that seek additional disclosure of executive and director pay information.

         (2) We vote on a case-by-case basis for all other shareholder proposals that seek to limit executive and director pay. We have a policy of voting to limit the level of options and other equity-based compensation arrangements available to management to limit shareholder dilution and management overcompensation. We would vote against any proposals or amendments that would cause the available awards to exceed a threshold of 10% of outstanding fully diluted shares, i.e., if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans exceeds 10% of fully diluted shares. We also review the annual award as a percentage of fully diluted shares outstanding.

    2.   Golden Parachutes

         (1) We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.

         (2) We vote on a case-by-case basis all proposals to ratify or cancel golden parachutes.

    3.   Employee Stock Ownership Plans (ESOPs)

         We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

I.  Country of Incorporation

Voting on Re-incorporation Proposals

         We vote on a case-by-case basis for proposals to change a company's country of incorporation.

J.  Mergers and Corporate Restructuring

    1.   Mergers and Acquisitions

         We vote on a case-by-case basis for mergers and acquisitions.

    2.   Corporate Restructuring

         We vote on a case-by-case basis for corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales.

    3.   Spin-offs

         We vote on a case-by-case basis for spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

    4.   Asset Sales

         We vote on a case-by-case basis for asset sales.

    5.   Liquidations

         We vote on a case-by-case basis for liquidations after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

    6.   Appraisal Rights

         We vote for proposals to restore, or provide shareholders with, rights of appraisal.

    7.   Changing Corporate Name

         We vote on a case-by-case basis for changing the corporate name.

K.  Social and Environmental Issues

    In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders' social and environmental concerns. In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:

    (1) whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

    (2)  the percentage of sales, assets and earnings affected;

    (3) the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

    (4) whether the issues presented should be dealt with through government or company-specific action;

    (5) whether the company has already responded in some appropriate manner to the request embodied in a proposal;

    (6) whether the company's analysis and voting recommendation to shareholders is persuasive;

    (7)  what other companies have done in response to the issue;

    (8)  whether the proposal itself is well framed and reasonable;

    (9) whether implementation of the proposal would achieve the objectives sought in the proposal; and

    (10) whether the subject of the proposal is best left to the discretion of the board.

The voting policy guidelines set forth in this Section V may be changed from time to time by REACH in its sole discretion.

VI. RECORD KEEPING AND OVERSIGHT

    REACH shall maintain the following records relating to proxy voting:

    o    a copy of these policies and procedures;
    o    a copy of each proxy form (as voted);
    o a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;
    o documentation relating to the identification and resolution of conflicts of interest;
    o any documents created by REACH that were material to a proxy voting decision or that memorialized the basis for that decision; and

    Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in REACH's office.

    In addition, with respect to proxy voting records any fund registered under the Investment Company Act of 1940, REACH shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

    In lieu of keeping copies of proxy statements, REACH may rely on proxy statements filed through the ADP ProxyEdge Lite software application available via the internet.

                                -----------------

    These Proxy Voting Policies and Procedures will be reviewed on an annual basis.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                          PORTFOLIO MANAGER DISCLOSURE

    Nigel Hart and Pieter Taselaar, who together control ReachCapital, are the Fund's Portfolio Managers and have served in those positions since the Fund's commencement of operations on July 2, 2001. As Portfolio Managers, Mr. Hart is primarily responsible for the investment strategy and the day-do-day management of the Fund's portfolio with Mr. Taselaar providing additional portfolio management input.

    Mr. Hart has served as a portfolio manager at ReachCapital since September 2000. Before joining ReachCapital, he served as Senior Vice President and Portfolio Manager in the international investment division of Putnam Investments, where he was co-manager of the Putnam International Voyager Fund, which, together with institutional accounts utilizing a substantially similar strategy, had approximately $3.5 billion in assets as of September 2000. Mr. Hart was also a co-manager of the Putnam European Growth Fund. Prior to joining Putnam, he was a fund manager for Hill Samuel Investment Advisers. Mr. Hart graduated with honors in Economics from the University of East Anglia in the United Kingdom.

    Mr. Taselaar has served as a portfolio manager at ReachCapital since September 2000. Before joining ReachCapital, he was a Senior Managing Director at ABN AMRO, New York specializing in European equities. From 1990 until 1994, Mr. Taselaar was a Corporate Finance Analyst at ABN AMRO. Prior to that time, he was in institutional sales at Drexel, Burnham Lambert, focusing on Non-U.S. Equities. Mr. Taselaar holds a law degree from Leiden University, The Netherlands, and an MBA from Columbia University Graduate School of Business.

     Effective on or about February 29, 2008, ReachCapital is expected to transfer its membership interest in Tamarack to ReachCapital PW Management, L.P. ("New ReachCapital"), an entity owned by Mr. Hart and Mr. Taselaar. The transfer of ReachCapital's interest to New ReachCapital will not result in any changes to the portfolio management being provided to the Fund.

    The Fund's Portfolio Managers manage multiple accounts in addition to the Fund through separate businesses, including other pooled investment vehicles (hedge funds) and separately managed accounts.

    The Portfolio Managers' goal is to provide high quality investment services to all of their clients, including the Fund. ReachCapital has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address conflicts associated with managing multiple accounts for multiple clients.

    Potential conflicts of interest may arise because of the Portfolio Managers' management of the Fund and other accounts. For example, conflicts of interest may arise with the allocation of investment transactions and the allocation of limited investment opportunities. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Managers may have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, the Portfolio Managers could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. Additionally, ReachCapital could be viewed as having a conflict of interest to the extent that its investment in other accounts is materially different than its investment in the Fund. The Adviser periodically reviews the Portfolio Managers' overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

    Other accounts managed by the Portfolio Managers may have investment objectives and strategies that differ from those of the Fund, or they may differ from the Fund in terms of the degree of risk that each such account and the Fund are willing to bear. For these or other reasons, the Portfolio Managers may purchase different investments for the Fund and the other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

    All accounts managed by the Portfolio Managers are currently charged similar advisory and performance fees. However, a potential conflict of interest could arise if the Portfolio Managers were to receive a performance-based advisory fee as to one account but not another, or performance-based advisory fees of differing amounts, because the Portfolio Managers may favor certain of the accounts subject to the performance fee, whether or not the performance of those accounts directly determines the Portfolio Managers' compensation.

    As members of ReachCapital, each Portfolio Manager's compensation was comprised of a fixed annual salary and an annual supplemental distribution paid by ReachCapital and not by the Fund. A portion of each Portfolio Manager's annual compensation was received in the form of a contribution to an individual retirement account of up to 25% of his earned salary, subject to limits under the Internal Revenue Code of 1986, as amended. Because the Portfolio Managers are equity owners of ReachCapital, the supplemental distribution that each receives from ReachCapital is generally equal to his proportionate share of the annual net profits earned by ReachCapital from advisory fees and performance-based fees derived from its client accounts, including the Fund.

    The Portfolio Managers do not receive a fixed annual salary from New ReachCapital or from the Fund, nor is their annual compensation subject to any precise formula, benchmark or other metric. Rather, as equity owners of New ReachCapital and of other affiliated investment advisory firms, the compensation received by each Portfolio Manager is generally equal to his proportionate share of the annual net profits earned by New ReachCapital and such affiliated firms from advisory fees and performance-based fees derived from client accounts, including the Fund.

    The following table lists the number and types of accounts, other than the Fund, managed by the Fund's Portfolio Managers and approximate assets under management in those accounts as of the end of the Fund's most recent fiscal year. All such accounts, and the assets managed thereunder, bear performance-based advisory fees.



     NIGEL HART

       REGISTERED INVESTMENT COMPANIES        POOLED ACCOUNTS             OTHER ACCOUNTS

                                        Number of                    Number of
  Number of Accounts   Assets Managed   Accounts    Assets Managed   Accounts     Assets Managed
  ------------------   --------------   --------    --------------   --------     --------------
           0                 N/A           5        $56 million          4        $60 million


     PIETER TASELAAR

       REGISTERED INVESTMENT COMPANIES        POOLED ACCOUNTS             OTHER ACCOUNTS

                                        Number of                    Number of
  Number of Accounts   Assets Managed   Accounts    Assets Managed   Accounts     Assets Managed
  ------------------   --------------   --------    --------------   --------     --------------
            0                N/A           5        $1.16 billion        4        $115 million

    As equity owners of ReachCapital, which in turn is a member of UBS Tamarack Management, L.L.C., the Fund's Adviser, the Portfolio Managers may be considered to have an indirect ownership interest in the Adviser's Special Advisory Member Interest in the Fund. Additionally, as of the end of the Fund's most recent fiscal year, each of Mr. Hart and Mr. Taselaar may be considered to have been the indirect beneficial owner of interests in the Fund with a value in the range from $100,001 to $500,000.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b)
         or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1)   Not applicable.

    (a)(2)   Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)   Not applicable.

    (b)      Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Tamarack International Fund, L.L.C.
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                           -----------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer


Date          March 5, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer


Date          March 5, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                           -----------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date          March 5, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.